INCOME TAXES Effective tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount
Tax expense (benefit) computed at the maximum U.S. statutory rate, amount					$ (3,820)	$ (12,735)
Difference resulting from state income taxes, net of federal income tax benefits, amount					(483)	(772)
Foreign tax rate differences, amount						138
Deferred tax impacts of the Tax Act, amount						(5,430)
Non-deductible business disposition costs, amount						4,266
Non-deductible expenses, other, amount					136	236
Transition tax from Tax Act inclusion						2,587
Change in net operating loss carryforward, amount					(581)	889
Change in valuation allowance, amount					(2,136)	7,165
Change in accrual for uncertain tax positions, amount						(31)
Change in foreign tax credits, amount					1,811	(74)
Stock-based compensation (ASU 2016-09), amount						(2,588)
Other, net, amount					673	(18)
Total tax expense (benefit), amount	$ 62	$ 215	$ 141	$ 720	$ (4,400)	$ (6,367)
Effective Income Tax Rate Reconciliation, Percent
Tax expense (benefit) computed at the maximum U.S. statutory rate, as a percent			21.00%		21.00%	35.00%
Difference resulting from state income taxes, net of federal income tax benefits, percentage					2.70%	2.10%
Foreign tax rate differences, percentage						(0.40%)
Deferred tax impacts of the Tax Act (as a percent)						0.149
Non-deductible business disposition costs, percentage						(11.70%)
Non-deductible expenses, other, percentage					(0.70%)	(0.60%)
Non-deductible expenses, transition tax from Tax Act inclusion (as a percent)						(0.071)
Change in net operating loss carryforward, percentage					3.20%	(2.40%)
Change in valuation allowance, percentage					11.70%	(19.70%)
Change in accrual for uncertain tax positions, percentage						0.10%
Change in foreign tax credits, percentage					(10.00%)	0.20%
Stock-based compensation (ASU 2016-09) (as a percent)						7.10%
Other, net, percentage					(3.70%)
Total tax expense (benefit), percentage	(20.60%)	(8.20%)	9.70%	(6.90%)	24.20%	17.50%